Employee benefit plans	12 Months Ended
Mar. 31, 2015
Employee benefit plans

19. Employee benefit plans:

Pension and severance plans -

Upon terminations of employment, employees of the parent company and subsidiaries in Japan are entitled, under the retirement plans of each company, to lump-sum indemnities or pension payments, based on current rates of pay and lengths of service or the number of “points” mainly determined by those. Under normal circumstances, the minimum payment prior to retirement age is an amount based on voluntary retirement. Employees receive additional benefits on involuntary retirement, including retirement at the age limit.

Effective October 1, 2004, the parent company amended its retirement plan to introduce a “point” based retirement benefit plan. Under the new plan, employees are entitled to lump-sum or pension payments determined based on accumulated “points” vested in each year of service.

There are three types of “points” that vest in each year of service consisting of “service period points” which are attributed to the length of service, “job title points” which are attributed to the job title of each employee, and “performance points” which are attributed to the annual performance evaluation of each employee. Under normal circumstances, the minimum payment prior to retirement age is an amount reflecting an adjustment rate applied to represent voluntary retirement. Employees receive additional benefits upon involuntary retirement, including retirement at the age limit.

Effective October 1, 2005, the parent company partly amended its retirement plan and introduced the quasi cash-balance plan under which benefits are determined based on the variable-interest crediting rate rather than the fixed-interest crediting rate as was in the pre-amended plan.

The parent company and most subsidiaries in Japan have contributory funded defined benefit pension plans, which are pursuant to the Corporate Defined Benefit Pension Plan Law (CDBPPL). The contributions to the plans are funded with several financial institutions in accordance with the applicable laws and regulations. These pension plan assets consist principally of common stocks, government bonds and insurance contracts.

Most foreign subsidiaries have pension plans or severance indemnity plans covering substantially all of their employees under which the cost of benefits are currently invested or accrued. The benefits for these plans are based primarily on lengths of service and current rates of pay.

Toyota uses a March 31 measurement date for its benefit plans.

Information regarding Toyota’s defined benefit plans is as follows:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2014	2015	2014	2015
Change in benefit obligation
Benefit obligation at beginning of year	1,594,411	1,657,520	633,160	705,583
Service cost	64,549	73,256	36,908	41,147
Interest cost	24,518	21,746	32,153	37,993
Plan participants’ contributions	856	871	297	575
Plan amendments	(427)	(381)	96	3,217
Net actuarial (gain) loss	35,306	51,198	(30,012)	116,787
Acquisition and other	—	(18,523)	48,388	91,097
Benefits paid	(61,693)	(64,462)	(15,407)	(19,469)

Benefit obligation at end of year	1,657,520	1,721,225	705,583	976,930

Change in plan assets
Fair value of plan assets at beginning of year	1,090,258	1,244,466	479,239	580,982
Actual return on plan assets	133,964	212,908	56,300	59,800
Acquisition and other	—	(11,341)	42,694	74,171
Employer contributions	56,386	38,917	14,801	14,660
Plan participants’ contributions	856	871	297	575
Benefits paid	(36,998)	(38,019)	(12,349)	(16,660)

Fair value of plan assets at end of year	1,244,466	1,447,802	580,982	713,528

Funded status	413,054	273,423	124,601	263,402

Amounts recognized in the consolidated balance sheets as of March 31, 2014 and 2015 are comprised of the following:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2014	2015	2014	2015
Accrued expenses (Accrued pension and severance costs)	25,088	26,906	2,509	2,411
Accrued pension and severance costs	573,301	595,598	194,317	284,695
Investments and other assets - Other (Prepaid pension and severance costs)	(185,335)	(349,081)	(72,225)	(23,704)

Net amount recognized	413,054	273,423	124,601	263,402

Amounts recognized in accumulated other comprehensive income (loss) as of March 31, 2014 and 2015 are comprised of the following:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2014	2015	2014	2015
Net actuarial loss	(248,751)	(110,948)	(46,278)	(133,594)
Prior service costs	48,221	43,879	(1,659)	(4,499)
Net transition obligation	—	—	—	—

Net amount recognized	(200,530)	(67,069)	(47,937)	(138,093)

The accumulated benefit obligation for all defined benefit pension plans was ¥1,593,424 million and ¥1,647,345 million in Japanese plans, ¥617,042 million and ¥874,629 million in Foreign plans at March 31, 2014 and 2015, respectively.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2014	2015	2014	2015
Projected benefit obligation	792,445	838,224	175,238	341,416
Accumulated benefit obligation	732,695	805,107	153,254	324,160
Fair value of plan assets	204,343	217,738	19,136	65,533

Components of the net periodic pension cost are as follows:

	Yen in millions
	For the years ended March 31,
	Japanese plans			Foreign plans
	2013	2014	2015	2013	2014	2015
Service cost	60,261	64,549	73,256	27,943	36,908	41,147
Interest cost	27,804	24,518	21,746	24,300	32,153	37,993
Expected return on plan assets	(22,352)	(26,768)	(31,255)	(23,177)	(34,059)	(40,784)
Amortization of prior service costs	(8,033)	(5,566)	(4,723)	369	359	377
Recognized net actuarial loss	16,619	12,562	7,302	2,884	5,224	2,892
Amortization of net transition obligation	—	—	—	—	—	—

Net periodic pension cost	74,299	69,295	66,326	32,319	40,585	41,625

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) are as follows:

	Yen in millions
	For the years ended March 31,
	Japanese plans			Foreign plans
	2013	2014	2015	2013	2014	2015
Net actuarial gain (loss)	32,122	71,890	130,455	(15,804)	52,253	(97,772)
Recognized net actuarial loss	16,619	12,562	7,302	2,884	5,224	2,892
Prior service costs	3,462	427	381	43	(96)	(3,217)
Amortization of prior service costs	(8,033)	(5,566)	(4,723)	369	359	377
Amortization of net transition obligation	—	—	—	—	—	—
Other	(173)	—	46	(8,162)	(7,605)	7,564

Total recognized in other comprehensive income (loss)	43,997	79,313	133,461	(20,670)	50,135	(90,156)

“Other” includes the impact of consolidation and deconsolidation of certain entities due to changes in ownership interest and currency translation adjustments during the years ended March 31, 2013, 2014 and 2015.

The estimated prior service costs and net actuarial loss that will be amortized from accumulated other comprehensive income (loss) into net periodic pension cost during the year ending March 31, 2016 are ¥(4,700) million and ¥5,700 million in Japanese plans, ¥400 million and ¥6,300 million in Foreign plans, respectively.

Weighted-average assumptions used to determine benefit obligations as of March 31, 2014 and 2015 are as follows:

	March 31,
	Japanese plans		Foreign plans
	2014	2015	2014	2015
Discount rate	1.4%	1.1%	4.8%	4.0%
Rate of compensation increase	2.1%	2.5%	4.5%	4.4%

As of March 31, 2014 and 2015, the parent company and certain subsidiaries in Japan employ “point” based retirement benefit plans and do not use the rates of compensation increase to determine benefit obligations.

Weighted-average assumptions used to determine net periodic pension cost for the years ended March 31, 2013, 2014 and 2015 are as follows:

	For the years ended March 31,
	Japanese plans			Foreign plans
	2013	2014	2015	2013	2014	2015
Discount rate	2.0%	1.7%	1.4%	5.0%	4.5%	4.8%
Expected return on plan assets	2.5%	2.6%	2.5%	7.0%	6.9%	6.7%
Rate of compensation increase	2.3%	2.2%	2.1%	4.5%	4.6%	4.5%

During the years ended March 31, 2013, 2014 and 2015, the parent company and certain subsidiaries in Japan employ “point” based retirement benefit plans and do not use the rates of compensation increase to determine net periodic pension cost.

The expected rate of return on plan assets is determined after considering several applicable factors including, the composition of plan assets held, assumed risks of asset management, historical results of the returns on plan assets, Toyota’s principal policy for plan asset management, and forecasted market conditions.

Toyota’s policy and objective for plan asset management is to maximize returns on plan assets to meet future benefit payment requirements under risks which Toyota considers permissible. Asset allocations under the plan asset management are determined based on plan asset management policies of each plan which are established to achieve the optimized asset compositions in terms of the long-term overall plan asset management. In Japanese plans, excepting equity securities contributed by Toyota, approximately 50% of the plan assets is invested in equity securities, approximately 30% is invested in debt securities, and the rest of them is invested in insurance contracts and other products. In Foreign plans, excepting equity securities contributed by Toyota, approximately 60% of the plan assets is invested in equity securities, approximately 30% is invested in debt securities, and the rest of them is invested in other products. When actual allocations are not in line with target allocations, Toyota rebalances its investments in accordance with the policies. Prior to making individual investments, Toyota performs in-depth assessments of corresponding factors including category of products, industry type, currencies and liquidity of each potential investment under consideration to mitigate concentrations of risks such as market risk and foreign currency exchange rate risk. To assess performance of the investments, Toyota establishes bench mark return rates for each individual investment, combines these individual bench mark rates based on the asset composition ratios within each asset category, and compares the combined rates with the corresponding actual return rates on each asset category.

The following table summarizes the fair value of classes of plan assets as of March 31, 2014 and 2015. See note 26 to the consolidated financial statements for three levels of input which are used to measure fair value.

Japanese plans

	Yen in millions
	March 31, 2014
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	511,828	—	—	511,828
Commingled funds	—	185,599	—	185,599

	511,828	185,599	—	697,427

Debt securities
Government bonds	90,071	—	—	90,071
Commingled funds	—	229,421	—	229,421
Other	—	24,028	322	24,350

	90,071	253,449	322	343,842

Insurance contracts	—	132,810	—	132,810
Other	18,838	3,789	47,760	70,387

Total	620,737	575,647	48,082	1,244,466

	Yen in millions
	March 31, 2015
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	603,293	—	—	603,293
Commingled funds	—	163,543	—	163,543

	603,293	163,543	—	766,836

Debt securities
Government bonds	91,348	—	—	91,348
Commingled funds	—	247,261	—	247,261
Other	—	23,267	233	23,500

	91,348	270,528	233	362,109

Insurance contracts	—	175,068	—	175,068
Other	23,549	70,133	50,107	143,789

Total	718,190	679,272	50,340	1,447,802

Foreign plans

	Yen in millions
	March 31, 2014
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	221,988	—	—	221,988
Commingled funds	—	125,840	—	125,840

	221,988	125,840	—	347,828

Debt securities
Government bonds	54,086	—	—	54,086
Commingled funds	—	45,887	—	45,887
Other	3,004	44,964	—	47,968

	57,090	90,851	—	147,941

Insurance contracts	—	—	—	—
Other	31,053	6,294	47,866	85,213

Total	310,131	222,985	47,866	580,982

	Yen in millions
	March 31, 2015
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	244,542	—	—	244,542
Commingled funds	—	177,115	—	177,115

	244,542	177,115	—	421,657

Debt securities
Government bonds	67,534	—	—	67,534
Commingled funds	—	71,712	—	71,712
Other	3,691	52,501	—	56,192

	71,225	124,213	—	195,438

Insurance contracts	—	—	—	—
Other	16,839	12,764	66,830	96,433

Total	332,606	314,092	66,830	713,528

The following is description of the assets, information about the valuation techniques used to measure fair value, key inputs and significant assumptions:

Quoted market prices for identical securities are used to measure fair value of common stocks. Common stocks include 71% of Japanese stocks and 29% of foreign stocks as of March 31, 2014, and 77% of Japanese stocks and 23% of foreign stocks as of March 31, 2015 in Japanese plans. Common stocks include mainly foreign stocks as of March 31, 2014 and 2015 in Foreign plans.

Quoted market prices for identical securities are used to measure fair value of government bonds. Government bonds include 44% of Japanese government bonds and 56% of foreign government bonds as of March 31, 2014, and 36% of Japanese government bonds and 64% of foreign government bonds as of March 31, 2015 in Japanese plans. Government bonds include mainly foreign government bonds as of March 31, 2014 and 2015 in Foreign plans.

Commingled funds are beneficial interests of collective trust. The fair values of commingled funds are measured using the net asset value (“NAV”) provided by the administrator of the fund, and are categorized by the ability to redeem investments at the measurement day.

The fair values of insurance contracts are measured using contracted amount with accrued interest.

“Other” consists of cash equivalents, other private placement investment funds and other assets. The fair values of other private placement investment funds are measured using the NAV provided by the administrator of the fund, and are categorized by the ability to redeem investments at the measurement day.

The following tables summarize the changes in Level 3 plan assets measured at fair value for the years ended March 31, 2013, 2014 and 2015:

Japanese plans

	Yen in millions
	For the years ended March 31,
	2013			2014			2015
	Debt securities	Other	Total	Debt securities	Other	Total	Debt securities	Other	Total
Balance at beginning of year	591	40,065	40,656	441	41,535	41,976	322	47,760	48,082
Actual return on plan assets	3	438	441	2	3,583	3,585	2	1,169	1,171
Purchases, sales and settlements	(153)	1,032	879	(121)	2,642	2,521	(91)	1,178	1,087
Other	—	—	—	—	—	—	—	—	—

Balance at end of year	441	41,535	41,976	322	47,760	48,082	233	50,107	50,340

Foreign plans

	Yen in millions
	For the years ended March 31,
	2013	2014	2015
	Other	Other	Other
Balance at beginning of year	31,377	40,607	47,866
Actual return on plan assets	2,472	791	4,699
Purchases, sales and settlements	2,599	1,987	7,698
Other	4,159	4,481	6,567

Balance at end of year	40,607	47,866	66,830

Toyota expects to contribute ¥37,836 million in Japanese plans and ¥13,452 million in Foreign plans to its pension plans in the year ending March 31, 2016.

The following pension benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Yen in millions
Years ending March 31,	Japanese plans	Foreign plans
2016	69,606	12,977
2017	69,709	13,896
2018	70,611	14,947
2019	77,296	16,375
2020	78,321	17,604
from 2021 to 2025	416,805	108,976

Total	782,348	184,775

Postretirement benefits other than pensions and postemployment benefits -

Toyota’s U.S. subsidiaries provide certain health care and life insurance benefits to eligible retired employees. In addition, Toyota provides benefits to certain former or inactive employees after employment, but before retirement. These benefits are provided through various insurance companies, health care providers and others. The costs of these benefits are recognized over the period the employee provides credited service to Toyota. Toyota’s obligations under these arrangements are not material.